FEDERATED CAPITAL APPRECIATION FUND II
      PRIMARY SHARES
      SERVICE SHARES


A Portfolio Federated Insurance Series
------------------------------------------------------------------------------
Supplement to the Prospectuses dated April 30, 2005

Under the heading entitled "Who Manages the Fund " please delete the entire section and replace it with the following:


      Carol R. Miller
      Carol R. Miller has been the Fund's Portfolio Manager since November
2005.  Ms. Miller joined      Federated as a Senior Vice President and Senior
Portfolio Manager in November 2005.  Ms.  Miller was an Adjunct Professor of
the Portfolio Management Course at Ohio State University    from March 2005
until June 2005.  From April 2003   until September 2004, Ms. Miller served
as    Managing Director, Growth Team Leader at Banc One Investment Advisors
and from    December 1999 until April 2003, she served as Director of Equity
Securities at Nationwide      Insurance.  Ms. Miller is a Chartered Financial
Analyst.  She earned her B.S. in Finance and    Accounting from Ohio State
University and her M.B.A in Finance from Ohio State University.

      David P. Gilmore
      David P. Gilmore has been the Fund's Portfolio Manager since April
2002. Mr. Gilmore joined      Federated in August 1997 as an Investment
Analyst. He was promoted to Senior Investment   Analyst in July 1999 and
became a Vice President of the Fund's Adviser in July 2001. Mr.   Gilmore was
a Senior Associate with Coopers & Lybrand from January 1992 to May 1995.
Mr. Gilmore is a Chartered Financial Analyst and attended the University of
Virginia, where   he earned his M.B.A., from September 1995 to May 1997. Mr.
Gilmore has a B.S. from Liberty     University.

      The Fund's SAI provides additional information about the Portfolio
Managers' compensation,       management of other accounts, and ownership of
securities in the Fund.




                                                      December 12, 2005




Cusip 313916835
Cusip 313916819
34010 (12/05)




FEDERATED CAPITAL APPRECIATION FUND II
      PRIMARY SHARES
      SERVICE SHARES

A Portfolio Federated Insurance Series
------------------------------------------------------------------------------
Supplement to the Statements of Additional Information dated April 30, 2005

Under the heading entitled "Portfolio Manager Information " please delete the entire section and replace it with the following:

Portfolio Manager Information
The following information about the Fund's portfolio manager is provided as of November 30, 2005.

                               ----------------------------------
Other Accounts Managed by      Total Number of Other Accounts
Carol Miller                   Managed / Total Assets*
------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
Registered Investment          3 funds /  $ 3,260.85 million
Companies
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Pooled Investment        0
Vehicles
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Accounts                 0
-----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Carol Miller is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. S&P 500 Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years. As noted above, Carol Miller is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.



Portfolio Manager Information
The following information about the Fund's portfolio manager is provided as of November 30, 2005.

                               ----------------------------------
Other Accounts Managed David   Total Number of Other Accounts
Gilmore                        Managed / Total Assets*

-----------------------------------------------------------------
-----------------------------------------------------------------
Registered Investment          3 funds  /  $ 3,260.85 million
Companies
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Pooled Investment        0
Vehicles
-----------------------------------------------------------------
-----------------------------------------------------------------
Other Accounts                 0
-----------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

David Gilmore is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. S&P 500 Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years. As noted above, Mr. Gilmore is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, David Gilmore was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



                                                      December 12, 2005

Cusip 313916835
Cusip 313916819
34012 (12/05)